Inventories (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	$ 2,324	$ 5,036
Crops [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	1,143	379
Materials And Supplies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	341	221
Seeds And Fodders [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	145	135
Sugarcane [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	1
Beef [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	65	41
Agricultural Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	1,695	776
Good For Resale And Supplies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories		3,873
Telephones And Others Communication Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	592	320
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total inventories	$ 37	$ 67